UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2021

BrandywineGLOBAL —

DYNAMIC US LARGE CAP

VALUE FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term capital appreciation by quantitatively investing in U.S. equities.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL— Dynamic US Large Cap Value Fund for the six-month reporting period ended March 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

II	BrandywineGLOBAL—Dynamic US Large Cap Value Fund

Performance review

For the six months ended March 31, 2021, Class IS shares of BrandywineGLOBAL — Dynamic US Large Cap Value Fund returned 35.88%. The Fund’s unmanaged benchmarks, the Russell 1000 Value Indexi and the S&P 500 Indexii, returned 29.34% and 19.07%, respectively, for the same period. The Lipper Large-Cap Value Funds Category Averageiii returned 29.08% over the same time frame.

Performance Snapshot as of March 31, 2021 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL—Dynamic US Large Cap Value Fund:
Class A	35.57%
Class C	35.21%
Class R	35.42%
Class I	35.95%
Class IS	35.88%
Russell 1000 Value Index	29.34%
S&P 500 Index	19.07%
Lipper Large-Cap Value Funds Category Average	29.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The Fund is the successor to a private fund (the “Predecessor”). On October 31, 2014, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 29, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 1.14%, 1.82%, 1.54%, 0.76% and 0.72%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary

BrandywineGLOBAL—Dynamic US Large Cap Value Fund	III

Performance review (cont’d)

expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 1.85% for Class C shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses of Class IS shares will not exceed the ratio of total annual fund operating expenses of Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for Class A, Class R, Class I and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

RISKS: Equity securities are subject to market and price fluctuations. Large-capitalization value stocks may underperform the overall equity market for long periods. The subadviser’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The subadviser’s quantitative investment model may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. In addition, the investment model used by the subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the model. The value of the Fund’s investments held for cash management or defensive investing purposes may be affected by changing interest rates and changes in the underlying investments’ credit ratings. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	BrandywineGLOBAL—Dynamic US Large Cap Value Fund

[i]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities). The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market equity market.

ii	The S&P 500 Index is an unmanaged index of the stocks of 500 leading companies, and is generally representative of the performance of larger companies in the U.S.

iii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 348 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL—Dynamic US Large Cap Value Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2021 and September 30, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2020 and held for the six months ended March 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	35.57%	$1,000.00	$1,355.70	1.05%	$6.17	Class A	5.00%	$1,000.00	$1,019.70	1.05%	$5.29
Class C	35.21	1,000.00	1,352.10	1.76	10.32	Class C	5.00	1,000.00	1,016.16	1.76	8.85
Class R	35.42	1,000.00	1,354.20	1.35	7.92	Class R	5.00	1,000.00	1,018.20	1.35	6.79
Class I	35.95	1,000.00	1,359.50	0.71	4.18	Class I	5.00	1,000.00	1,021.39	0.71	3.58
Class IS	35.88	1,000.00	1,358.80	0.65	3.82	Class IS	5.00	1,000.00	1,021.69	0.65	3.28

2	BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report

[1]	For the six months ended March 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2021

BrandywineGLOBAL—Dynamic US Large Cap Value Fund

Security	Shares	Value
Common Stocks — 97.8%
Communication Services — 3.8%
Diversified Telecommunication Services — 1.4%
AT&T Inc.	38,287	$1,158,948
Verizon Communications Inc.	36,355	2,114,043
Total Diversified Telecommunication Services		3,272,991
Entertainment — 0.7%
Walt Disney Co.	8,391	1,548,307	*
Media — 1.7%
Comcast Corp., Class A Shares	22,799	1,233,654
Discovery Inc., Class A Shares	13,950	606,267	*
Fox Corp., Class A Shares	36,788	1,328,415
Nexstar Media Group Inc., Class A Shares	5,365	753,407
Total Media		3,921,743
Total Communication Services		8,743,041
Consumer Discretionary — 14.6%
Automobiles — 3.2%
General Motors Co.	126,544	7,271,218	*
Diversified Consumer Services — 0.5%
Service Corp. International	21,119	1,078,125
Household Durables — 6.1%
DR Horton Inc.	47,406	4,224,823
Lennar Corp., Class A Shares	35,503	3,593,969
Mohawk Industries Inc.	11,266	2,166,564	*
PulteGroup Inc.	40,433	2,120,307
Toll Brothers Inc.	21,777	1,235,409
Whirlpool Corp.	3,397	748,529
Total Household Durables		14,089,601
Internet & Direct Marketing Retail — 0.2%
Qurate Retail Inc., Class A Shares	42,524	500,082
Leisure Products — 0.4%
Brunswick Corp.	9,327	889,516
Specialty Retail — 4.2%
Advance Auto Parts Inc.	6,550	1,201,860
AutoNation Inc.	10,410	970,420	*
Lowe’s Cos. Inc.	22,290	4,239,112
O’Reilly Automotive Inc.	4,550	2,307,987	*
Penske Automotive Group Inc.	12,373	992,810
Total Specialty Retail		9,712,189
Total Consumer Discretionary		33,540,731

See Notes to Financial Statements.

4	BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report

BrandywineGLOBAL—Dynamic US Large Cap Value Fund

Security	Shares	Value
Consumer Staples — 3.8%
Food & Staples Retailing — 1.4%
Kroger Co.	8,390	$301,956
Sysco Corp.	18,189	1,432,202
Walmart Inc.	11,213	1,523,062
Total Food & Staples Retailing		3,257,220
Food Products — 1.3%
Bunge Ltd.	9,747	772,644
Darling Ingredients Inc.	27,612	2,031,691	*
JM Smucker Co.	1,260	159,428
Total Food Products		2,963,763
Household Products — 1.1%
Procter & Gamble Co.	18,585	2,516,967
Total Consumer Staples		8,737,950
Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Cabot Oil & Gas Corp.	63,050	1,184,079
Marathon Oil Corp.	9,180	98,042
Total Energy		1,282,121
Financials — 35.4%
Banks — 14.2%
Bank of America Corp.	265,633	10,277,341
Bank OZK	6,420	262,257
BOK Financial Corp.	1,600	142,912
Citigroup Inc.	133,325	9,699,394
Citizens Financial Group Inc.	53,042	2,341,804
East-West Bancorp Inc.	17,196	1,269,065
First Citizens BancShares Inc., Class A Shares	555	463,852
People’s United Financial Inc.	10,270	183,833
Popular Inc.	5,198	365,523
Prosperity Bancshares Inc.	3,640	272,600
TCF Financial Corp.	7,426	345,012
US Bancorp	91,969	5,086,805
Webster Financial Corp.	3,230	178,005
Western Alliance Bancorp	5,517	521,026
Zions Bancorp NA	19,484	1,070,841
Total Banks		32,480,270
Capital Markets — 11.3%
Affiliated Managers Group Inc.	2,411	359,311
Ameriprise Financial Inc.	14,405	3,348,442
BlackRock Inc.	3,368	2,539,337

.

See Notes to Financial Statements.

BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2021

BrandywineGLOBAL—Dynamic US Large Cap Value Fund

Security	Shares	Value
Capital Markets — continued
Goldman Sachs Group Inc.	29,501	$9,646,827
Invesco Ltd.	51,175	1,290,634
State Street Corp.	39,955	3,356,620
T. Rowe Price Group Inc.	30,667	5,262,457
Total Capital Markets		25,803,628
Consumer Finance — 5.6%
Ally Financial Inc.	45,223	2,044,532
Capital One Financial Corp.	12,396	1,577,143
Credit Acceptance Corp.	1,476	531,699	*
Discover Financial Services	36,985	3,513,205
OneMain Holdings Inc.	16,394	880,686
Santander Consumer USA Holdings Inc.	37,868	1,024,708
SLM Corp.	23,016	413,598
Synchrony Financial	69,193	2,813,387
Total Consumer Finance		12,798,958
Diversified Financial Services — 0.4%
Jefferies Financial Group Inc.	31,787	956,789
Insurance — 3.8%
Aflac Inc.	32,752	1,676,247
Allstate Corp.	34,160	3,924,984
Lincoln National Corp.	8,968	558,437
MetLife Inc.	14,380	874,160
Primerica Inc.	4,770	705,102
Progressive Corp.	10,939	1,045,878
Total Insurance		8,784,808
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp Inc.	18,340	231,451
Total Financials		81,055,904
Health Care — 13.3%
Biotechnology — 4.7%
Amgen Inc.	6,735	1,675,736
Biogen Inc.	9,343	2,613,704	*
Regeneron Pharmaceuticals Inc.	13,609	6,438,962	*
Total Biotechnology		10,728,402
Health Care Providers & Services — 6.4%
Acadia Healthcare Co. Inc.	5,850	334,269	*
Anthem Inc.	15,500	5,563,725
Cigna Corp.	17,412	4,209,177

See Notes to Financial Statements.

6	BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report

BrandywineGLOBAL—Dynamic US Large Cap Value Fund

Security	Shares	Value
Health Care Providers & Services — continued
DaVita Inc.	24,965	$2,690,478	*
Molina Healthcare Inc.	8,787	2,054,049	*
Total Health Care Providers & Services		14,851,698
Pharmaceuticals — 2.2%
Johnson & Johnson	16,717	2,747,439
Merck & Co. Inc.	9,374	722,641
Pfizer Inc.	42,748	1,548,760
Total Pharmaceuticals		5,018,840
Total Health Care		30,598,940
Industrials — 8.6%
Aerospace & Defense — 1.1%
Howmet Aerospace Inc.	78,196	2,512,437	*
Building Products — 3.1%
Carrier Global Corp.	19,990	843,978
Johnson Controls International PLC	103,145	6,154,662
Total Building Products		6,998,640
Construction & Engineering — 1.2%
AECOM	10,130	649,434	*
MasTec Inc.	6,090	570,633	*
Quanta Services Inc.	18,058	1,588,743
Total Construction & Engineering		2,808,810
Industrial Conglomerates — 0.2%
Carlisle Cos. Inc.	3,115	512,667
Machinery — 2.3%
AGCO Corp.	6,430	923,670
Caterpillar Inc.	14,221	3,297,423
Crane Co.	1,390	130,535
Westinghouse Air Brake Technologies Corp.	12,090	957,044
Total Machinery		5,308,672
Professional Services — 0.4%
ManpowerGroup Inc.	9,533	942,814
Road & Rail — 0.3%
Knight-Swift Transportation Holdings Inc.	13,310	640,078
Total Industrials		19,724,118
Information Technology — 7.9%
Communications Equipment — 0.3%
Juniper Networks Inc.	23,982	607,464
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics Inc.	14,866	1,647,450	*

See Notes to Financial Statements.

BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2021

BrandywineGLOBAL—Dynamic US Large Cap Value Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.9%
Intel Corp.	174,797	$11,187,008
Software — 1.8%
Citrix Systems Inc.	5,820	816,895
j2 Global Inc.	2,860	342,800	*
Oracle Corp.	43,953	3,084,182
Total Software		4,243,877
Technology Hardware, Storage & Peripherals — 0.2%
Xerox Holdings Corp.	15,810	383,709
Total Information Technology		18,069,508
Materials — 7.5%
Chemicals — 5.8%
Celanese Corp.	19,459	2,915,153
CF Industries Holdings Inc.	33,977	1,541,876
Eastman Chemical Co.	23,334	2,569,540
LyondellBasell Industries NV, Class A Shares	53,350	5,551,068
Mosaic Co.	25,030	791,198
Total Chemicals		13,368,835
Metals & Mining — 1.7%
Newmont Corp.	47,204	2,844,985
Steel Dynamics Inc.	19,612	995,505
Total Metals & Mining		3,840,490
Total Materials		17,209,325
Utilities — 2.3%
Electric Utilities — 2.3%
American Electric Power Co. Inc.	6,338	536,829
Duke Energy Corp.	6,338	611,807
Exelon Corp.	15,521	678,888
NextEra Energy Inc.	19,147	1,447,705
Southern Co.	30,744	1,911,047
Total Utilities		5,186,276
Total Common Stocks (Cost — $172,606,843)		224,147,914
Investments in Underlying Funds — 1.2%
iShares Trust, iShares Russell 1000 Value ETF (Cost — $2,636,573)	18,690	2,832,469
Total Investments before Short-Term Investments (Cost — $175,243,416)		226,980,383

See Notes to Financial Statements.

8	BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report

BrandywineGLOBAL—Dynamic US Large Cap Value Fund

Security	Rate	Shares	Value
Short-Term Investments — 2.0%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $4,565,339)	0.026%	4,565,339	$4,565,339
Total Investments — 101.0% (Cost — $179,808,755)			231,545,722
Liabilities in Excess of Other Assets — (1.0)%			(2,237,316)
Total Net Assets — 100.0%			$229,308,406

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

See Notes to Financial Statements.

BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

March 31, 2021

Assets:
Investments, at value (Cost — $179,808,755)	$ 231,545,722
Receivable for securities sold	7,020,005
Receivable for Fund shares sold	326,986
Dividends and interest receivable	181,827
Prepaid expenses	33,841
Total Assets	239,108,381

Liabilities:
Payable for Fund shares repurchased	6,501,702
Payable for securities purchased	3,131,525
Investment management fee payable	107,026
Trustees’ fees payable	4,209
Service and/or distribution fees payable	2,118
Accrued expenses	53,395
Total Liabilities	9,799,975
Total Net Assets	$ 229,308,406

Net Assets:
Par value (Note 7)	$ 155
Paid-in capital in excess of par value	164,910,542
Total distributable earnings (loss)	64,397,709
Total Net Assets	$ 229,308,406

Net Assets:
Class A	$8,159,387
Class C	$453,981
Class R	$164,041
Class I	$2,492,675
Class IS	$218,038,322

Shares Outstanding:
Class A	553,046
Class C	31,056
Class R	11,084
Class I	168,350
Class IS	14,724,207

Net Asset Value:
Class A (and redemption price)	$14.75
Class C*	$14.62
Class R (and redemption price)	$14.80
Class I (and redemption price)	$14.81
Class IS (and redemption price)	$14.81
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$15.65

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2021

Investment Income:
Dividends	$2,365,677
Interest	425
Less: Foreign taxes withheld	(347)
Total Investment Income	2,365,755

Expenses:
Investment management fee (Note 2)	557,105
Registration fees	37,473
Fund accounting fees	34,381
Audit and tax fees	19,070
Trustees’ fees	12,224
Legal fees	11,040
Service and/or distribution fees (Notes 2 and 5)	10,784
Transfer agent fees (Note 5)	6,823
Custody fees	3,429
Shareholder reports	3,377
Insurance	1,340
Miscellaneous expenses	2,858
Total Expenses	699,904
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(24,871)
Net Expenses	675,033
Net Investment Income	1,690,722

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	12,521,775
Change in Net Unrealized Appreciation (Depreciation) From Investments	48,135,440
Net Gain on Investments	60,657,215
Increase in Net Assets From Operations	$62,347,937

See Notes to Financial Statements.

BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended March 31, 2021 (unaudited) and the Year Ended September 30, 2020	2021	2020

Operations:
Net investment income	$1,690,722	$2,837,296
Net realized gain	12,521,775	7,216,119
Change in net unrealized appreciation (depreciation)	48,135,440	(6,989,136)
Increase in Net Assets From Operations	62,347,937	3,064,279

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,154,684)	(7,006,270)
Decrease in Net Assets From Distributions to Shareholders	(10,154,684)	(7,006,270)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	8,763,703	33,664,850
Reinvestment of distributions	10,148,818	7,002,253
Cost of shares repurchased	(18,738,033)	(37,930,251)
Increase in Net Assets From Fund Share Transactions	174,488	2,736,852
Increase (Decrease) in Net Assets	52,367,741	(1,205,139)

Net Assets:
Beginning of period	176,940,665	178,145,804
End of period	$229,308,406	$176,940,665

See Notes to Financial Statements.

12	BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.42	$11.70	$12.97	$11.68	$10.04	$9.50

Income (loss) from operations:
Net investment income	0.08	0.15	0.16	0.12	0.11	0.14
Net realized and unrealized gain (loss)	3.86	0.02	(0.30)	1.49	1.65	0.69
Total income (loss) from operations	3.94	0.17	(0.14)	1.61	1.76	0.83

Less distributions from:
Net investment income	(0.11)	(0.13)	(0.15)	(0.07)	(0.12)	(0.10)
Net realized gains	(0.50)	(0.32)	(0.98)	(0.25)	—	(0.19)
Total distributions	(0.61)	(0.45)	(1.13)	(0.32)	(0.12)	(0.29)

Net asset value, end of period	$14.75	$11.42	$11.70	$12.97	$11.68	$10.04
Total return[3]	35.57%	1.22%	(0.47)%	13.95%	17.70%	8.87%

Net assets, end of period (000s)	$8,159	$5,923	$8,124	$7,870	$5,306	$4,424

Ratios to average net assets:
Gross expenses	1.07%[4]	1.17%[5]	1.17%[5]	1.14%[5]	1.35%[5]	1.44%
Net expenses[6,7]	1.05 [4]	1.10 [5]	1.10 [5]	1.10 [5]	1.07 [5]	1.00
Net investment income	1.28 [4]	1.30	1.42	0.94	1.04	1.40

Portfolio turnover rate	45%	141%	126%	91%	83%	112%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.27	$11.54	$12.80	$11.55	$9.92	$9.44

Income (loss) from operations:
Net investment income	0.04	0.06	0.08	0.02	0.03	0.07
Net realized and unrealized gain (loss)	3.83	0.01	(0.31)	1.48	1.63	0.69
Total income (loss) from operations	3.87	0.07	(0.23)	1.50	1.66	0.76

Less distributions from:
Net investment income	(0.02)	(0.02)	(0.05)	—	(0.03)	(0.09)
Net realized gains	(0.50)	(0.32)	(0.98)	(0.25)	—	(0.19)
Total distributions	(0.52)	(0.34)	(1.03)	(0.25)	(0.03)	(0.28)

Net asset value, end of period	$14.62	$11.27	$11.54	$12.80	$11.55	$9.92
Total return[3]	35.21%	0.35%	(1.15)%	13.11%	16.76%	8.12%

Net assets, end of period (000s)	$454	$338	$732	$808	$726	$784

Ratios to average net assets:
Gross expenses	1.78%[4]	1.91%[5]	1.92%[5]	1.89%[5]	2.01%[5]	2.22%
Net expenses[6,7]	1.76 [4]	1.85 [5]	1.85 [5]	1.85 [5]	1.79 [5]	1.78
Net investment income	0.58 [4]	0.52	0.67	0.18	0.32	0.70

Portfolio turnover rate	45%	141%	126%	91%	83%	112%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

14	BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.43	$11.72	$12.96	$11.68	$10.03	$9.47

Income (loss) from operations:
Net investment income	0.07	0.12	0.13	0.08	0.06	0.11
Net realized and unrealized gain (loss)	3.86	0.01	(0.30)	1.51	1.66	0.70
Total income (loss) from operations	3.93	0.13	(0.17)	1.59	1.72	0.81

Less distributions from:
Net investment income	(0.06)	(0.10)	(0.09)	(0.06)	(0.07)	(0.06)
Net realized gains	(0.50)	(0.32)	(0.98)	(0.25)	—	(0.19)
Total distributions	(0.56)	(0.42)	(1.07)	(0.31)	(0.07)	(0.25)

Net asset value, end of period	$14.80	$11.43	$11.72	$12.96	$11.68	$10.03
Total return[3]	35.42%	0.96%	(0.71)%	13.76%	17.25%	8.60%

Net assets, end of period (000s)	$164	$73	$170	$210	$264	$10

Ratios to average net assets:
Gross expenses	1.62%[4]	1.56%[5]	1.53%[5]	1.47%[5]	1.65%	1.89%
Net expenses[6,7]	1.35 [4]	1.35 [5]	1.35 [5]	1.35 [5]	1.33	1.35
Net investment income	1.03 [4]	1.01	1.15	0.67	0.54	1.11

Portfolio turnover rate	45%	141%	126%	91%	83%	112%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.47	$ 11.76	$13.03	$ 11.72	$10.05	$9.51

Income (loss) from operations:
Net investment income	0.10	0.19	0.20	0.16	0.15	0.17
Net realized and unrealized gain (loss)	3.89	0.01	(0.30)	1.50	1.66	0.68
Total income (loss) from operations	3.99	0.20	(0.10)	1.66	1.81	0.85

Less distributions from:
Net investment income	(0.15)	(0.17)	(0.19)	(0.10)	(0.14)	(0.12)
Net realized gains	(0.50)	(0.32)	(0.98)	(0.25)	—	(0.19)
Total distributions	(0.65)	(0.49)	(1.17)	(0.35)	(0.14)	(0.31)

Net asset value, end of period	$ 14.81	$ 11.47	$ 11.76	$ 13.03	$ 11.72	$10.05
Total return[3]	35.95%	1.49%	(0.09)%	14.38%	18.10%	9.10%

Net assets, end of period (000s)	$ 2,493	$ 1,063	$ 1,432	$ 1,690	$ 1,418	$1,187

Ratios to average net assets:
Gross expenses	0.73%[4]	0.81%[5]	0.82%[5]	0.80%[5]	1.00%[5]	1.19%
Net expenses[6,7]	0.71 [4]	0.75 [5]	0.75 [5]	0.75 [5]	0.74 [5]	0.73
Net investment income	1.60 [4]	1.68	1.76	1.29	1.39	1.73

Portfolio turnover rate	45%	141%	126%	91%	83%	112%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

16	BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.49	$11.77	$13.04	$11.72	$10.06	$9.50

Income (loss) from operations:
Net investment income	0.11	0.20	0.22	0.17	0.15	0.17
Net realized and unrealized gain (loss)	3.88	0.02	(0.31)	1.51	1.65	0.70
Total income (loss) from operations	3.99	0.22	(0.09)	1.68	1.80	0.87

Less distributions from:
Net investment income	(0.17)	(0.18)	(0.20)	(0.11)	(0.14)	(0.12)
Net realized gains	(0.50)	(0.32)	(0.98)	(0.25)	—	(0.19)
Total distributions	(0.67)	(0.50)	(1.18)	(0.36)	(0.14)	(0.31)

Net asset value, end of period	$14.81	$11.49	$11.77	$13.04	$11.72	$10.06
Total return[3]	35.88%	1.66%	0.01%	14.51%	18.07%	9.34%

Net assets, end of period (000s)	$218,038	$169,544	$167,688	$156,361	$146,197	$28,712

Ratios to average net assets:
Gross expenses	0.67%[4]	0.71%[5]	0.72%[5]	0.72%[5]	0.86%[5]	1.10%
Net expenses[6,7]	0.65 [4]	0.65 [5]	0.65 [5]	0.65 [5]	0.65 [5]	0.65
Net investment income	1.69 [4]	1.75	1.88	1.37	1.42	1.80

Portfolio turnover rate	45%	141%	126%	91%	83%	112%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

See Notes to Financial Statements.

BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Dynamic US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the

18	BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report

effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$224,147,914	—	—	$224,147,914
Investments in Underlying Funds	2,832,469	—	—	2,832,469
Total Long-Term Investments	226,980,383	—	—	226,980,383
Short-Term Investments†	4,565,339	—	—	4,565,339
Total Investments	$231,545,722	—	—	$231,545,722

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to

20	BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.10%, 1.85%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended March 31, 2021, fees waived and/or expenses reimbursed amounted to $24,871.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires September 30, 2021	$2,649	$271	$252	$764	$104,856
Expires September 30, 2022	5,584	538	299	1,012	107,553
Expires September 30, 2023	4,770	269	249	862	97,751
Expires September 30, 2024	808	46	135	140	23,742
Total fee waivers/expense reimbursements subject to recapture	$13,811	$1,124	$935	$2,778	$333,902

For the six months ended March 31, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

22	BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report

For the six months ended March 31, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$5,888
CDSCs	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2021, Franklin Resources and its affiliates owned 47% of the Fund.

3. Investments

During the six months ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$87,164,049
Sales	93,723,118

At March 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$179,808,755	$52,811,100	$(1,074,133)	$51,736,967

4. Derivative instruments and hedging activities

During the six months ended March 31, 2021, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$8,589	$5,189
Class C	1,948	217
Class R	247	223
Class I	—	326
Class IS	—	868
Total	$10,784	$6,823

For the six months ended March 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$808
Class C	46
Class R	135
Class I	140
Class IS	23,742
Total	$24,871

6. Distributions to shareholders by class

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Net Investment Income:
Class A	$56,148	$86,815
Class C	451	1,127
Class R	401	1,684
Class I	12,754	21,560
Class IS	2,430,262	2,388,823
Total	$2,500,016	$2,500,009

Net Realized Gains:
Class A	$260,153	$216,976
Class C	15,126	17,169
Class R	3,121	5,072
Class I	42,498	40,279
Class IS	7,333,770	4,226,765
Total	$7,654,668	$4,506,261

7. Shares of beneficial interest

At March 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

24	BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	22,679	$315,997	22,586	$257,828
Shares issued on reinvestment	25,473	315,097	25,392	302,923
Shares repurchased	(13,878)	(174,174)	(223,430)	(2,283,455)
Net increase (decrease)	34,274	$456,920	(175,452)	$(1,722,704)

Class C
Shares sold	275	$3,999	—	—
Shares issued on reinvestment	894	10,993	1,279	$15,147
Shares repurchased	(75)	(920)	(34,730)	(396,015)
Net increase (decrease)	1,094	$14,072	(33,451)	$(380,868)

Class R
Shares sold	4,879	$66,689	10,792	$126,211
Shares issued on reinvestment	277	3,444	565	6,756
Shares repurchased	(491)	(5,669)	(19,405)	(210,810)
Net increase (decrease)	4,665	$64,464	(8,048)	$(77,843)

Class I
Shares sold	87,758	$1,293,789	36,380	$445,689
Shares issued on reinvestment	4,456	55,252	5,175	61,839
Shares repurchased	(16,493)	(217,851)	(70,748)	(804,374)
Net increase (decrease)	75,721	$1,131,190	(29,193)	$(296,846)

Class IS
Shares sold	545,743	$7,083,229	2,861,444	$32,835,122
Shares issued on reinvestment	787,422	9,764,032	553,606	6,615,588
Shares repurchased	(1,369,491)	(18,339,419)	(2,904,002)	(34,235,597)
Net increase (decrease)	(36,326)	$(1,492,158)	511,048	$5,215,113

8. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the

BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

26	BrandywineGLOBAL—Dynamic US Large Cap Value Fund 2021 Semi-Annual Report

BrandywineGLOBAL —

Dynamic US Large Cap Value Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Dynamic US Large Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Dynamic US Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

BWXX117450 5/21 SR21-4137

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 19, 2021